Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating expenses:
General and administrative and legal and professional expenses	$ 12,525,661	$ 1,982,108	$ 21,732,936	$ 4,019,290
Athlete	2,508,472	965,410	3,743,219	204,071
Marketing	1,493,269	400,541	1,404,324	227,388
Depreciation	16,661	198	8,553	759
Total operating expenses	16,544,063	3,348,257	26,889,032	4,451,508
Loss from operations	(16,541,308)	(3,348,257)	(26,889,032)	(4,451,508)
Other income (expenses):
Interest income and other expense, net	111,878	40,038	227,355	68,184
Change in fair value of Simple Agreement for Future Equity liabilities			0	(316,145)
Total other income (expenses), net	111,878	40,038	227,355	(247,961)
Loss before income taxes	(16,429,430)	(3,308,219)	(26,661,677)	(4,699,469)
Net loss	(16,429,430)	(3,308,219)	(26,661,677)	(4,699,469)
Comprehensive loss	$ (16,429,430)	$ (3,308,219)	$ (26,661,677)	$ (4,699,469)
Net loss per share, basic (usd per share)	$ (1.61)	$ (0.33)	$ (2.62)	$ (0.47)
Net loss per share, diluted (usd per share)	$ (1.61)	$ (0.33)	$ (2.62)	$ (0.47)
Weighted-average shares of common stock, basic (in shares)	10,233,183	10,000,000	10,174,887	10,000,000
Weighted-average shares of common stock, diluted (in shares)	10,233,183	10,000,000	10,174,887	10,000,000